Financial instruments (Details 8) ₨ in Thousands	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)
Three to four years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable | ₨	₨ 0
Four to five years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable | ₨			₨ 0
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable		$ 290		$ 569
Interest payable		22,528		43,035
Interest rate swap contract [member] | Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable		189		279
Interest payable		13,916		20,507
Interest rate swap contract [member] | One to two years [Member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable		101		189
Interest payable		7,375		13,916
Interest rate swap contract [member] | Two to three years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable				101
Interest payable		1,237		7,375
Interest rate swap contract [member] | Three to four years [member]
Disclosure of detailed information about financial instruments [line items]
Interest payable		0		1,237
Interest rate swap contract [member] | Four to five years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable		0
Interest payable		0		0
Interest rate swap contract [member] | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable		0		0
Interest payable		$ 0		$ 0